Loss Per Share (Tables)	6 Months Ended
Dec. 31, 2023
Loss per Share [Abstract]
Schedule of Weighted Average Number of Shares Used as Denominator	(a)Reconciliation of earnings used in calculating earnings per share
	Consolidated entity
	31 December 2023	31 December 2022
	$	$
Basic/diluted loss per share
Loss attributable to the ordinary equity holders of the company used in calculating basic/diluted earnings per share:
From continuing operations	(2,073,182)	(1,978,383)

Schedule of Weighted Average Number of Shares Used as Denominator	(b)Weighted average number of shares used as denominator
	Consolidated entity
	2023	2022
	Number	Number
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	227,798,346	227,798,346